ORGANIZATION AND BASIS OF PRESENTATION (Detail)	12 Months Ended
Dec. 31, 2017
Beijing Step Ahead Education Technology Development Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	Jan. 02, 2008
Place of establishment Of Subsidiary	PRC
Noncontrolling Interest, Ownership Percentage by Parent	0.00%
Minority Interest Principal Activity	Educational consulting
Beijing Haidian District Step Ahead Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	Sep. 18, 2008
Place of establishment Of Subsidiary	PRC
Noncontrolling Interest, Ownership Percentage by Parent	0.00%
Minority Interest Principal Activity	Language education
Beijing Shijingshan District Step Ahead Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jul. 14, 2009
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Changping District Step Ahead Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jul. 03, 2009
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Chaoyang District Step Ahead Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jul. 20, 2009
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Xicheng District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Feb. 05, 2010
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Dongcheng District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jul. 30, 2010
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Tongzhou District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Apr. 19, 2011
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Daxing District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Mar. 31, 2013
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Fengtai District Step Ahead Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Feb. 28, 2012
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shanghai Boyu Investment Management Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jan. 29, 2012
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shanghai Riverdeep Education Information Consulting Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Mar. 08, 2010
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Educational consulting services
Shanghai Huangpu District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 17, 2011
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Guangzhou Ruisi Education Technology Development Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Aug. 17, 2012
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Training services
Guangzhou Yuexiu District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Apr. 29, 2014
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Guangzhou Haizhu District RISE Immersion Subject English Training School-Chigang [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Dec. 08, 2014
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shenzhen Mei Ruisi Education Management Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Feb. 28, 2014
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Training services
Shenzhen Futian District Rise Training Center [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jan. 08, 2015
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shenzhen Nanshan District Rise Training Center [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	May 26, 2015
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Wuxi Rise Foreign Language Training Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jun. 05, 2013
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Training services
Guangzhou Tianhe District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Jul. 11, 2017
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shenzhen Luohu District Rise Training Center [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	Aug. 03, 2017
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
RISE Education Cayman III Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	Jul. 29, 2013
Place of establishment Of Subsidiary	Cayman Islands
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Investment holding
RISE Education Cayman I Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	Jun. 19, 2013
Place of establishment Of Subsidiary	Cayman Islands
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Investment holding
Rise IP Cayman Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	Jul. 24, 2013
Place of establishment Of Subsidiary	Cayman Islands
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Educational consulting
Bain Capital Rise Education HK Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	Jun. 24, 2013
Place of establishment Of Subsidiary	Hong Kong
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Educational consulting
Rise Tianjin Education Information Consulting Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	Aug. 12, 2013
Place of establishment Of Subsidiary	PRC
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Educational consulting
Edge Franchising Co Limited Edge Franchising [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	Mar. 16, 2016
Place of establishment Of Subsidiary	Hong Kong
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Educational consulting